Expense Example, No Redemption - INVESCO MUNICIPAL INCOME FUND	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	518	715	928	1,542	173	536	923	1,810	72	224	390	871	86	268	466	1,037	65	205	357	798